Cabana Target Drawdown 16 ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.8%
EQUITY – 80.5%
Industrial Select Sector SPDR Fund	165,180	$16,823,583
Invesco Nasdaq 100 ETF	150,791	18,278,885
Materials Select Sector SPDR Fund	207,396	17,556,071
Technology Select Sector SPDR Fund	133,636	18,169,151
Vanguard FTSE Emerging Markets ETF	135,548	5,724,192
Vanguard Mid-Cap Value ETF	39,828	5,772,272
Vanguard Small-Cap ETF	29,646	5,993,828
Vanguard Total World Stock ETF	62,865	5,832,615
		94,150,597
FIXED INCOME – 19.3%
Goldman Sachs Access Treasury 0-1 Year ETF	111,413	11,140,186
Vanguard Long-Term Bond ETF	146,350	11,371,395
		22,511,581
TOTAL EXCHANGE-TRADED FUNDS
(Cost $112,494,197)		116,662,178

SHORT-TERM INVESTMENTS – 0.2%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(a)	291,865	291,865
TOTAL SHORT-TERM INVESTMENTS
(Cost $291,865)		291,865
TOTAL INVESTMENTS – 100.0%
(Cost $112,786,062)		116,954,043
Liabilities in Excess of Other Assets – (0.0)%		(65,101)
TOTAL NET ASSETS – 100.0%		$116,888,942

(a)	The rate is the annualized seven-day yield at period end.